New World Fund®
Investment portfolio
January 31, 2023
unaudited

Common stocks 90.61% Information technology 14.48%	Shares	Value (000)
Microsoft Corp.	4,763,685	$1,180,489
Taiwan Semiconductor Manufacturing Company, Ltd.	56,147,500	990,565
ASML Holding NV	786,128	520,624
Micron Technology, Inc.	7,555,782	455,614
Broadcom, Inc.	717,075	419,496
Wolfspeed, Inc.[1]	4,943,828	380,724
Mastercard, Inc., Class A	700,900	259,754
Apple, Inc.	1,659,054	239,385
Tata Consultancy Services, Ltd.	4,098,962	168,948
Visa, Inc., Class A	722,371	166,297
Keyence Corp.	355,300	164,123
Infosys, Ltd. (ADR)	5,096,840	95,821
Infosys, Ltd.	1,938,821	36,500
NVIDIA Corp.	631,272	123,332
SAP SE	1,040,573	122,472
Silergy Corp.	5,853,000	119,284
TELUS International (Cda), Inc., subordinate voting shares[1]	4,825,164	115,032
Samsung Electronics Co., Ltd.	2,150,750	107,503
Synopsys, Inc.[1]	286,500	101,349
PagSeguro Digital, Ltd., Class A1	9,492,500	95,779
EPAM Systems, Inc.[1]	279,747	93,058
Accenture PLC, Class A	298,497	83,296
Tokyo Electron, Ltd.	234,300	82,221
Lasertec Corp.	410,300	81,527
Edenred SA	1,490,498	81,110
Nokia Corp.	16,756,698	79,855
Nice, Ltd. (ADR)[1,2]	357,871	74,233
Network International Holdings PLC[1]	22,148,513	71,812
Kingdee International Software Group Co., Ltd.[1]	32,201,067	70,140
Amadeus IT Group SA, Class A, non-registered shares[1]	1,056,325	66,450
Applied Materials, Inc.	533,200	59,446
ASM International NV	163,200	55,318
MediaTek, Inc.	1,898,500	46,005
SK hynix, Inc.	611,594	44,512
Trimble, Inc.[1]	616,650	35,803
Euronet Worldwide, Inc.[1]	297,000	33,466
KLA Corp.	72,300	28,376
Logitech International SA	464,000	27,164
Coforge, Ltd.	502,623	27,055
Cognizant Technology Solutions Corp., Class A	398,700	26,613
Atlassian Corp., Class A1	136,604	22,078
Hamamatsu Photonics KK	392,000	20,928
Hundsun Technologies, Inc., Class A	2,905,034	20,344
Globant SA1	117,317	19,027
VeriSign, Inc.[1]	64,257	14,011
MKS Instruments, Inc.	122,884	12,574
New World Fund — Page 1 of 19

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
StoneCo, Ltd., Class A1	957,552	$10,686
Autodesk, Inc.[1]	47,486	10,217
Disco Corp.	31,400	9,428
Canva, Inc.[1,3,4]	10,572	9,393
Intel Corp.	46,214	1,306
		7,180,543
Financials 13.48%
Kotak Mahindra Bank, Ltd.	41,881,178	887,720
AIA Group, Ltd.	61,196,917	691,067
Ping An Insurance (Group) Company of China, Ltd., Class H	67,457,346	526,542
HDFC Bank, Ltd.	21,228,718	417,686
B3 SA-Brasil, Bolsa, Balcao	154,949,955	395,594
Capitec Bank Holdings, Ltd.	3,086,733	318,882
ICICI Bank, Ltd.	13,895,283	142,173
ICICI Bank, Ltd. (ADR)	4,339,430	90,390
AU Small Finance Bank, Ltd.	28,669,552	218,264
Bajaj Finance, Ltd.	2,580,785	186,104
Bank Central Asia Tbk PT	310,782,500	176,132
XP, Inc., Class A1	9,376,700	167,093
Nu Holdings, Ltd., Class A1	35,714,079	166,071
Industrial and Commercial Bank of China, Ltd., Class H	304,220,000	162,946
China Merchants Bank Co., Ltd., Class H	23,346,000	151,548
Bank Mandiri (Persero) Tbk PT	225,476,400	149,957
UniCredit SpA	7,527,955	146,704
Discovery, Ltd.[1]	15,407,505	121,987
Bank of Ningbo Co., Ltd., Class A	22,434,038	109,196
Eurobank Ergasias Services and Holdings SA1	80,126,600	108,485
Banco Bilbao Vizcaya Argentaria, SA	14,861,640	104,598
United Overseas Bank, Ltd.	4,100,000	93,384
Bank Rakyat Indonesia (Persero) Tbk PT	294,858,900	90,293
Erste Group Bank AG	2,205,718	83,551
East Money Information Co., Ltd., Class A	23,045,074	77,212
Bank of Baroda	36,973,103	76,131
Moody’s Corp.	196,150	63,307
Canara Bank	16,580,176	61,786
Alpha Services and Holdings SA1	43,473,000	59,182
China Pacific Insurance (Group) Co., Ltd., Class H	20,536,560	56,620
DBS Group Holdings, Ltd.	1,839,256	50,350
Aon PLC, Class A	156,700	49,937
Standard Bank Group, Ltd.	4,910,053	48,863
Grupo Financiero Banorte, SAB de CV, Series O	5,791,563	48,038
Hong Kong Exchanges and Clearing, Ltd.	1,043,700	46,910
Bajaj Finserv, Ltd.	2,660,000	43,752
Postal Savings Bank of China Co., Ltd., Class H2	58,948,000	40,069
Prudential PLC	2,050,000	33,971
National Bank of Greece SA1	7,038,771	33,411
S&P Global, Inc.	86,438	32,409
Max Financial Services Ltd.[1]	3,135,839	32,040
Lufax Holding, Ltd. (ADR)	9,732,230	29,683
Piramal Enterprises, Ltd.	2,472,934	26,082
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B2	19,520,914	24,030
China Construction Bank Corp., Class H	30,590,500	19,870
TISCO Financial Group PCL, foreign registered shares	4,969,000	15,540
Société Générale	198,864	5,911
New World Fund — Page 2 of 19

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Sberbank of Russia PJSC[1,3]	38,486,552	$—[5]
Moscow Exchange MICEX-RTS PJSC[1,3]	5,963,587	—[5]
		6,681,471
Health care 12.65%
Novo Nordisk A/S, Class B	7,175,172	993,644
Thermo Fisher Scientific, Inc.	1,038,037	592,024
Eli Lilly and Company	1,414,357	486,751
AstraZeneca PLC	2,947,976	385,708
Max Healthcare Institute, Ltd.[1,6]	69,866,443	378,085
BeiGene, Ltd. (ADR)[1,2]	976,241	249,918
BeiGene, Ltd.[1]	693,600	13,699
Abbott Laboratories	2,279,002	251,944
Jiangsu Hengrui Medicine Co., Ltd., Class A	38,114,622	238,678
Danaher Corp.	760,720	201,119
EssilorLuxottica	1,081,831	197,958
PerkinElmer, Inc.	1,410,254	193,952
Rede D’Or Sao Luiz SA	24,729,432	155,402
Hypera SA, ordinary nominative shares	15,369,266	140,483
WuXi Biologics (Cayman), Inc.[1]	16,570,315	137,938
CSL, Ltd.	616,492	130,127
Laurus Labs, Ltd.[6]	28,511,600	115,194
Olympus Corp.	5,809,700	109,148
Carl Zeiss Meditec AG, non-registered shares	711,937	102,135
Bayer AG	1,587,100	98,443
Innovent Biologics, Inc.[1]	16,570,791	90,497
Zai Lab, Ltd. (ADR)[1]	2,026,499	85,397
Pfizer, Inc.	1,901,088	83,952
CanSino Biologics, Inc., Class H2	10,053,452	83,495
GE HealthCare Technologies, Inc.[1]	1,145,952	79,667
Zoetis, Inc., Class A	478,333	79,159
Siemens Healthineers AG	1,453,370	77,628
Hapvida Participações e Investimentos SA1	73,403,625	74,469
Straumann Holding AG	419,870	54,971
WuXi AppTec Co., Ltd., Class H	4,060,683	52,562
Legend Biotech Corp. (ADR)[1]	944,640	47,704
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	3,628,010	38,239
OdontoPrev SA, ordinary nominative shares	14,927,180	33,464
Mettler-Toledo International, Inc.[1]	21,300	32,651
Align Technology, Inc.[1]	112,600	30,372
Hutchmed China, Ltd.[1,2]	6,855,992	25,329
Shionogi & Co., Ltd.	497,000	23,732
Asahi Intecc Co., Ltd.	1,330,200	23,318
Medtronic PLC	241,000	20,169
Genus PLC	525,000	18,811
Merck KGaA	82,000	17,049
Angelalign Technology, Inc.[2]	1,220,800	16,840
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	107,500	5,293
Shandong Pharmaceutical Glass Co., Ltd., Class A	862,513	3,692
		6,270,810
Consumer discretionary 11.43%
LVMH Moët Hennessy-Louis Vuitton SE	874,395	763,858
MercadoLibre, Inc.[1]	501,869	593,054
Midea Group Co., Ltd., Class A	49,582,667	406,550
New World Fund — Page 3 of 19

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Hermès International	195,807	$366,961
Evolution AB	2,920,645	328,221
Li Ning Co., Ltd.	33,157,617	327,133
Galaxy Entertainment Group, Ltd.	39,215,864	273,997
General Motors Company	6,339,705	249,277
H World Group, Ltd. (ADR)	2,313,584	109,849
H World Group, Ltd.	8,518,880	40,826
Alibaba Group Holding, Ltd.[1]	5,159,500	71,296
Alibaba Group Holding, Ltd. (ADR)[1]	611,800	67,420
Zhongsheng Group Holdings, Ltd.	22,795,750	129,137
YUM! Brands, Inc.	946,990	123,592
Kering SA	190,806	119,119
Tesla, Inc.[1]	684,411	118,554
NIKE, Inc., Class B	855,725	108,959
Jumbo SA	5,700,197	102,079
Astra International Tbk PT	245,394,300	98,516
Marriott International, Inc., Class A	527,713	91,917
IDP Education, Ltd.[2]	4,029,000	89,387
Industria de Diseño Textil, SA	2,850,900	89,028
JD.com, Inc., Class A	2,689,445	80,010
adidas AG	485,450	77,810
Trip.com Group, Ltd. (ADR)[1]	1,972,592	72,512
Prosus NV, Class N	868,472	70,241
Titan Co., Ltd.	2,269,095	66,015
Airbnb, Inc., Class A1	473,845	52,649
Lear Corp.	332,000	48,399
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,495,000	47,742
Stellantis NV	2,720,610	42,632
Maruti Suzuki India, Ltd.	363,485	39,587
Aptiv PLC[1]	349,840	39,563
InterContinental Hotels Group PLC	556,670	38,523
Magazine Luiza SA1	42,655,675	37,225
Naspers, Ltd., Class N	155,500	30,042
JD Health International, Inc.[1]	3,522,350	29,434
Shangri-La Asia, Ltd.[1]	32,362,000	28,276
Inchcape PLC	2,371,807	26,715
Levi Strauss & Co., Class A2	1,320,397	24,295
Booking Holdings, Inc.[1]	8,560	20,836
Sands China, Ltd.[1]	5,425,600	20,314
Renault SA1	462,500	18,802
Cie. Financière Richemont SA, Class A	102,000	15,727
Flutter Entertainment PLC[1]	98,000	15,240
Meituan, Class B1	593,910	13,231
FSN E-Commerce Ventures, Ltd.	7,732,332	12,980
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,060,692	10,564
Jiumaojiu International Holdings, Ltd.[2]	3,168,000	8,080
Cyrela Brazil Realty SA, ordinary nominative shares	1,554,724	4,649
Americanas SA, ordinary nominative shares	11,909,434	4,106
Ozon Holdings PLC (ADR)[1,3]	2,982,700	—[5]
		5,664,929
Industrials 11.12%
Airbus SE, non-registered shares	5,537,225	693,824
Safran SA	2,079,422	298,603
Larsen & Toubro, Ltd.	10,851,316	281,946
New World Fund — Page 4 of 19

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
IMCD NV	1,765,781	$280,040
General Electric Co.	3,437,859	276,679
Copa Holdings, SA, Class A1	2,569,500	236,600
Carrier Global Corp.	5,127,219	233,442
DSV A/S	1,404,132	231,880
Shenzhen Inovance Technology Co., Ltd., Class A	21,271,704	224,566
Grab Holdings, Ltd., Class A1	58,918,735	223,302
International Container Terminal Services, Inc.	54,681,000	208,129
Rumo SA	53,172,825	192,525
Caterpillar, Inc.	576,500	145,445
Daikin Industries, Ltd.	785,600	136,785
ZTO Express (Cayman), Inc., Class A (ADR)	4,375,337	124,741
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	29,821,715	113,431
InPost SA1	11,449,180	110,669
Mitsui & Co., Ltd.	3,565,000	105,341
TransDigm Group, Inc.	138,560	99,451
Suzhou Maxwell Technologies Co., Ltd., Class A	1,330,946	87,696
Interpump Group SpA	1,629,240	84,920
Boeing Company[1]	382,043	81,375
Thales SA	588,000	77,686
Wizz Air Holdings PLC[1]	2,357,934	77,560
Contemporary Amperex Technology Co., Ltd., Class A	1,014,554	70,331
Siemens AG	416,381	64,691
Centre Testing International Group Co., Ltd.	17,640,920	62,132
CCR SA, ordinary nominative shares	26,556,285	61,522
Raytheon Technologies Corp.	582,000	58,113
SMC Corp.	107,900	54,853
Spirax-Sarco Engineering PLC	321,000	45,832
BAE Systems PLC	4,210,300	44,497
Legrand SA	432,352	38,645
Epiroc AB, Class B	2,302,349	38,360
Bureau Veritas SA	1,299,671	37,140
ABB, Ltd.	1,059,474	36,893
AirTAC International Group	1,071,000	36,731
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	2,081,148	35,929
Bharat Electronics, Ltd.	29,425,577	34,269
Techtronic Industries Co., Ltd.	2,651,500	34,185
Hitachi, Ltd.	489,200	25,687
Haitian International Holdings, Ltd.	7,296,000	22,490
Atlas Copco AB, Class B	1,918,000	20,180
Nidec Corp.	321,000	17,762
GT Capital Holdings, Inc.	1,611,580	15,118
Experian PLC	389,800	14,251
Vicor Corp.[1]	125,014	8,680
Hefei Meyer Optoelectronic Technology, Inc., Class A	1,851,188	7,524
		5,512,451
Materials 8.52%
Vale SA (ADR), ordinary nominative shares	24,806,863	463,392
Vale SA, ordinary nominative shares	23,373,823	435,171
First Quantum Minerals, Ltd.	21,367,929	495,756
Freeport-McMoRan, Inc.	9,470,290	422,564
Albemarle Corp.	1,087,209	305,995
Asian Paints, Ltd.	7,812,974	261,037
Sika AG	808,552	230,196
New World Fund — Page 5 of 19

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Gerdau SA (ADR)	33,931,584	$220,555
Linde PLC	638,346	211,254
Pidilite Industries, Ltd.	5,378,500	149,926
LANXESS AG	2,169,736	107,769
Shin-Etsu Chemical Co., Ltd.	716,100	106,660
Barrick Gold Corp.	5,231,549	102,277
Sociedad Química y Minera de Chile SA, Class B (ADR)	981,870	95,772
Wacker Chemie AG	493,000	74,289
Givaudan SA	20,171	65,469
Loma Negra Compania Industrial Argentina SA (ADR)[6]	6,442,242	45,933
Jindal Steel & Power, Ltd.	6,343,104	45,336
Fresnillo PLC	4,457,100	45,329
Shandong Sinocera Functional Material Co., Ltd., Class A	8,522,150	41,292
Wheaton Precious Metals Corp.	766,388	35,055
Arkema SA	303,761	30,784
Amcor PLC (CDI)	2,116,000	25,263
Grupo México, SAB de CV, Series B	5,433,940	24,165
OCI NV	664,000	22,584
CCL Industries, Inc., Class B, nonvoting shares	447,000	20,906
Umicore SA	545,345	20,618
Corteva, Inc.	306,500	19,754
BASF SE	344,311	19,622
Koninklijke DSM NV	148,000	19,030
Yunnan Energy New Material Co., Ltd., Class A	782,272	18,135
Glencore PLC	2,389,900	16,046
Nutrien, Ltd. (CAD denominated)	191,784	15,875
Navin Fluorine International, Ltd.	118,000	5,693
Polymetal International PLC[1]	1,096,500	3,163
Alrosa PJSC[1,3]	15,128,747	—[5]
		4,222,665
Consumer staples 5.94%
Kweichow Moutai Co., Ltd., Class A	1,802,283	492,516
ITC, Ltd.	60,617,650	261,730
Bunge, Ltd.	2,176,000	215,642
Anheuser-Busch InBev SA/NV	2,682,864	161,498
Nestlé SA	1,257,296	153,430
Constellation Brands, Inc., Class A	614,800	142,339
Ajinomoto Co., Inc.	4,245,743	139,957
Philip Morris International, Inc.	1,317,068	137,291
Monster Beverage Corp.[1]	1,191,332	123,994
Varun Beverages, Ltd.	7,756,648	108,868
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates[2]	54,242,353	103,527
Carlsberg A/S, Class B	717,838	101,562
Pernod Ricard SA	441,200	91,287
Raia Drogasil SA, ordinary nominative shares	17,689,300	86,525
Arca Continental, SAB de CV	8,430,000	74,467
Avenue Supermarts, Ltd.[1]	1,436,238	61,630
Japan Tobacco, Inc.	2,760,900	56,212
Dabur India, Ltd.	7,943,195	54,134
Uni-Charm Corp.	1,294,000	49,421
Mondelez International, Inc.	706,680	46,245
L’Oréal SA, non-registered shares	93,065	38,443
Essity Aktiebolag, Class B	1,351,179	35,313
Foshan Haitian Flavouring and Food Co., Ltd., Class A	2,810,435	33,221
New World Fund — Page 6 of 19

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Proya Cosmetics Co., Ltd., Class A	1,269,394	$31,082
Monde Nissin Corp.	115,826,000	28,103
Danone SA	511,049	27,967
British American Tobacco PLC	645,300	24,679
Wuliangye Yibin Co., Ltd., Class A	787,086	24,355
United Spirits, Ltd.[1]	2,241,000	21,129
Reckitt Benckiser Group PLC	285,400	20,324
X5 Retail Group NV (GDR)[1,3]	1,246,331	—[5]
		2,946,891
Communication services 5.50%
Sea, Ltd., Class A (ADR)[1]	6,640,974	428,011
Alphabet, Inc., Class C1	2,482,594	247,937
Alphabet, Inc., Class A1	1,048,280	103,612
Tencent Holdings, Ltd.	6,282,000	306,187
Bharti Airtel, Ltd.	28,831,008	271,545
Bharti Airtel, Ltd., interim shares	1,085,032	5,174
MTN Group, Ltd.	29,663,376	250,927
América Móvil, SAB de CV, Series L (ADR)[2]	8,662,061	181,297
Netflix, Inc.[1]	486,288	172,078
NetEase, Inc.	6,340,600	112,176
NetEase, Inc. (ADR)	402,647	35,679
Meta Platforms, Inc., Class A1	953,422	142,031
Telefónica, SA, non-registered shares	30,129,668	114,553
Vodafone Group PLC	67,462,979	77,721
Activision Blizzard, Inc.	757,575	58,007
Singapore Telecommunications, Ltd.	29,005,100	55,588
Indus Towers, Ltd.	25,251,822	47,474
TIM SA	15,905,480	36,941
JCDecaux SE1	1,369,700	30,971
Telefônica Brasil SA, ordinary nominative shares	3,304,768	27,226
Informa PLC	2,462,741	20,343
Sitios Latinoamerica, SAB de CV, Class B1[1,2]	6,905,640	3,194
Yandex NV, Class A1,3	5,400,082	—[5]
		2,728,672
Energy 4.41%
Reliance Industries, Ltd.	22,653,656	652,476
TotalEnergies SE	6,426,907	399,286
Baker Hughes Co., Class A	5,978,122	189,746
BP PLC	21,441,679	129,727
New Fortress Energy, Inc., Class A2	2,994,095	116,141
Exxon Mobil Corp.	988,600	114,687
Woodside Energy Group, Ltd.	4,321,209	112,173
Hess Corp.	630,000	94,601
Cheniere Energy, Inc.	501,000	76,548
Chevron Corp.	369,795	64,352
Aker BP ASA	1,823,500	55,559
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	3,527,463	40,919
Shell PLC (GBP denominated)	1,324,432	38,901
INPEX Corp.	3,430,200	37,803
TechnipFMC PLC[1]	2,601,800	36,139
Galp Energia, SGPS, SA, Class B	1,132,988	15,499
Borr Drilling Ltd.[1]	843,100	5,016
Borr Drilling Ltd. (NOK denominated)[1]	772,496	4,628
New World Fund — Page 7 of 19

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Gazprom PJSC[3]	13,623,686	$—[5]
Rosneft Oil Co. PJSC[3]	8,335,580	—[5]
		2,184,201
Real estate 1.57%
Macrotech Developers, Ltd.[1]	19,372,668	241,990
American Tower Corp. REIT	545,425	121,842
CK Asset Holdings, Ltd.	15,623,500	99,822
ESR Group, Ltd.	40,373,574	81,213
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	19,796,458	70,235
China Resources Mixc Lifestyle Services, Ltd.	8,157,200	47,155
Longfor Group Holdings, Ltd.	10,871,500	36,178
CTP NV	2,452,000	35,566
Embassy Office Parks REIT	5,487,000	22,022
China Overseas Land & Investment, Ltd.	3,390,875	9,180
Country Garden Services Holdings Co., Ltd.	2,662,000	7,204
Sun Hung Kai Properties, Ltd.	362,000	5,148
Ayala Land, Inc.	2,927,300	1,582
		779,137
Utilities 1.51%
ENN Energy Holdings, Ltd.	23,352,100	351,410
AES Corp.	7,394,441	202,682
Enel SpA	10,623,985	62,533
Power Grid Corporation of India, Ltd.	20,979,890	55,640
China Resources Gas Group, Ltd.	12,553,600	52,867
Engie SA	1,487,329	21,159
China Gas Holdings, Ltd.	992,600	1,550
		747,841
Total common stocks (cost: $33,021,447,000)		44,919,611
Preferred securities 0.82% Consumer discretionary 0.37%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[1,2]	657,527	78,008
Porsche Automobil Holding SE, nonvoting preferred shares	905,000	53,954
Getir BV, Series D, preferred shares[1,3,4]	103,205	49,632
		181,594
Financials 0.22%
Banco Bradesco SA, preferred nominative shares	25,758,734	71,142
Itaú Unibanco Holding SA, preferred nominative shares	4,994,844	24,923
Itaú Unibanco Holding SA (ADR), preferred nominative shares	2,197,100	10,942
		107,007
Real estate 0.14%
QuintoAndar, Ltd., Series E, preferred shares[1,3,4]	433,164	56,606
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4]	113,966	14,893
		71,499
New World Fund — Page 8 of 19

unaudited
Preferred securities (continued) Energy 0.06%	Shares	Value (000)
Petróleo Brasileiro SA (Petrobras) (ADR), preferred nominative shares	1,934,063	$19,960
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,382,000	12,233
		32,193
Health care 0.02%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	1,126,356	10,211
Industrials 0.01%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	2,292,541	3,460
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	925	822
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	38	34
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	3	2
Canva, Inc., Series A-5, noncumulative preferred shares[1,3,4]	2	2
		860
Total preferred securities (cost: $440,085,000)		406,824
Rights & warrants 0.09% Health care 0.08%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,7]	2,940,463	40,707
Materials 0.01%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 10/30/2023[1,7]	485,986	2,355
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	329,878	382
Total rights & warrants (cost: $37,396,000)		43,444
Bonds, notes & other debt instruments 3.10% Bonds & notes of governments & government agencies outside the U.S. 2.71%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[7]	USD22,000	20,008
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	14,840	12,425
Angola (Republic of) 8.00% 11/26/2029[7]	23,300	21,697
Angola (Republic of) 8.75% 4/14/2032[7]	6,950	6,450
Argentine Republic 1.00% 7/9/2029	3,656	1,255
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[8]	83,341	29,922
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[8]	32,148	9,960
Argentine Republic 3.875% 1/9/2038 (4.25% on 7/9/2023)[8]	10,333	3,822
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[8]	43,070	14,761
Armenia (Republic of) 7.15% 3/26/2025	6,000	6,099
Bahrain (Kingdom of) 6.75% 9/20/2029[7]	6,450	6,527
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL287,000	51,911
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	237,352	47,003
Chile (Republic of) 3.10% 5/7/2041	USD5,400	4,098
Chile (Republic of) 4.34% 3/7/2042	9,265	8,237
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY520,290	77,110
New World Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	CNY492,410	$78,377
Colombia (Republic of) 4.50% 3/15/2029	USD13,425	11,885
Colombia (Republic of) 3.00% 1/30/2030	511	400
Colombia (Republic of) 3.25% 4/22/2032	11,800	8,720
Colombia (Republic of) 8.00% 4/20/2033	5,105	5,237
Colombia (Republic of) 7.50% 2/2/2034	6,400	6,333
Colombia (Republic of) 7.375% 9/18/2037	10,950	10,647
Colombia (Republic of) 5.625% 2/26/2044	2,209	1,691
Colombia (Republic of) 5.00% 6/15/2045	7,251	5,108
Colombia (Republic of) 5.20% 5/15/2049	3,955	2,797
Colombia (Republic of) 4.125% 5/15/2051	4,360	2,708
Costa Rica (Republic of) 6.125% 2/19/2031	13,593	13,399
Costa Rica (Republic of) 6.125% 2/19/2031[7]	8,425	8,305
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	1,618
Dominican Republic 6.875% 1/29/2026	USD5,000	5,157
Dominican Republic 5.95% 1/25/2027	7,820	7,818
Dominican Republic 8.625% 4/20/2027[7]	4,950	5,241
Dominican Republic 6.00% 7/19/2028[7]	4,360	4,296
Dominican Republic 11.375% 7/6/2029	DOP195,700	3,347
Dominican Republic 4.50% 1/30/2030[7]	USD2,307	2,010
Dominican Republic 13.625% 2/3/2033	DOP304,450	5,365
Dominican Republic 6.00% 2/22/2033[7]	USD3,295	3,051
Dominican Republic 5.30% 1/21/2041[7]	3,901	3,137
Dominican Republic 7.45% 4/30/2044[7]	8,950	8,757
Dominican Republic 7.45% 4/30/2044	5,700	5,577
Dominican Republic 6.85% 1/27/2045	3,000	2,747
Dominican Republic 6.85% 1/27/2045[7]	2,000	1,832
Dominican Republic 5.875% 1/30/2060[7]	10,273	7,942
Egypt (Arab Republic of) 5.75% 5/29/2024[7]	6,410	6,057
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR3,225	2,478
Egypt (Arab Republic of) 5.875% 2/16/2031[7]	USD4,700	3,365
Egypt (Arab Republic of) 7.625% 5/29/2032[7]	14,100	10,792
Egypt (Arab Republic of) 7.625% 5/29/2032	4,000	3,062
Egypt (Arab Republic of) 8.50% 1/31/2047	10,000	7,089
Egypt (Arab Republic of) 8.875% 5/29/2050	5,430	3,898
Egypt (Arab Republic of) 8.75% 9/30/2051	14,470	10,314
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	15,000	10,237
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	9,400	6,411
Export-Import Bank of India 3.25% 1/15/2030	14,800	13,147
Gabonese Republic 6.95% 6/16/2025	7,800	7,595
Gabonese Republic 7.00% 11/24/2031	7,500	6,346
Georgia (Republic of) 2.75% 4/22/2026[7]	4,995	4,603
Ghana (Republic of) 7.75% 4/7/2029[7]	15,000	5,650
Ghana (Republic of) 8.125% 3/26/2032	16,010	6,009
Honduras (Republic of) 6.25% 1/19/2027	14,463	12,817
Honduras (Republic of) 5.625% 6/24/2030	6,669	5,458
Honduras (Republic of) 5.625% 6/24/2030[7]	5,600	4,583
Hungary (Republic of) 6.25% 9/22/2032[7]	6,200	6,427
Indonesia (Republic of) 6.625% 2/17/2037	8,612	9,947
Indonesia (Republic of) 5.25% 1/17/2042	18,644	18,974
Iraq (Republic of) 6.752% 3/9/2023	11,500	11,455
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[7]	16,135	15,846
Kazakhstan (Republic of) 5.125% 7/21/2025[7]	9,750	10,174
Kazakhstan (Republic of) 6.50% 7/21/2045[7]	7,865	8,373
Kenya (Republic of) 6.875% 6/24/2024[7]	5,175	4,886
New World Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kenya (Republic of) 8.25% 2/28/2048[7]	USD29,120	$23,015
Mongolia (State of) 8.75% 3/9/2024	2,425	2,443
Mongolia (State of) 3.50% 7/7/2027	728	637
Mongolia (State of) 8.65% 1/19/2028[7]	4,951	5,186
Mongolia (State of) 4.45% 7/7/2031	400	332
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[8]	9,800	7,896
Oman (Sultanate of) 4.875% 2/1/2025[7]	10,674	10,581
Oman (Sultanate of) 5.375% 3/8/2027	10,000	10,032
Oman (Sultanate of) 6.25% 1/25/2031[7]	11,500	11,932
Panama (Republic of) 3.75% 4/17/2026[7]	9,590	9,127
Panama (Republic of) 4.50% 5/15/2047	15,445	12,396
Panama (Republic of) 4.50% 4/16/2050	4,525	3,560
Panama (Republic of) 4.30% 4/29/2053	6,400	4,856
Panama (Republic of) 4.50% 1/19/2063	2,430	1,821
Paraguay (Republic of) 5.00% 4/15/2026	7,095	7,088
Paraguay (Republic of) 5.00% 4/15/2026[7]	4,475	4,470
Paraguay (Republic of) 4.70% 3/27/2027[7]	8,790	8,703
Paraguay (Republic of) 4.70% 3/27/2027	5,500	5,446
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,327
Paraguay (Republic of) 2.739% 1/29/2033[7]	1,565	1,270
Peru (Republic of) 3.00% 1/15/2034	5,715	4,657
Peru (Republic of) 6.55% 3/14/2037	10,417	11,328
Peru (Republic of) 5.625% 11/18/2050	1,240	1,263
Peru (Republic of) 3.55% 3/10/2051	4,900	3,626
Peru (Republic of) 2.78% 12/1/2060	10,795	6,569
PETRONAS Capital, Ltd. 3.50% 4/21/2030[7]	3,400	3,188
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	3,400	3,205
Philippines (Republic of) 1.648% 6/10/2031	10,000	7,996
Philippines (Republic of) 6.375% 10/23/2034	10,400	11,856
Philippines (Republic of) 3.95% 1/20/2040	11,700	10,298
Philippines (Republic of) 3.70% 3/1/2041	7,300	6,126
Philippines (Republic of) 2.95% 5/5/2045	13,400	9,877
Qatar (State of) 4.50% 4/23/2028[7]	45,000	45,941
Qatar (State of) 3.75% 4/16/2030[7]	6,200	6,090
Romania 2.00% 1/28/2032	EUR18,275	14,169
Romania 2.00% 4/14/2033	7,080	5,273
Romania 5.125% 6/15/2048[7]	USD9,300	7,769
Russian Federation 4.25% 6/23/2027[10]	9,800	4,214
Russian Federation 4.375% 3/21/2029[7,10]	10,000	4,200
Russian Federation 4.375% 3/21/2029[10]	4,000	1,680
Russian Federation 5.10% 3/28/2035[10]	24,000	10,080
Russian Federation 5.25% 6/23/2047[10]	11,200	4,592
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[7]	9,400	9,534
Senegal (Republic of) 4.75% 3/13/2028	EUR13,200	12,749
South Africa (Republic of) 5.875% 6/22/2030	USD28,100	26,951
South Africa (Republic of) 5.875% 4/20/2032	8,700	8,102
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR397,400	18,854
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[10]	USD3,380	1,209
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[10]	5,130	1,824
Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[10]	16,820	5,939
Sri Lanka (Democratic Socialist Republic of) 6.75% 4/18/2028[10]	5,360	1,869
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[7,10]	7,500	2,615
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[10]	4,740	1,653
Tunisia (Republic of) 6.75% 10/31/2023	EUR4,100	3,689
Tunisia (Republic of) 6.75% 10/31/2023	1,830	1,647
New World Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Tunisia (Republic of) 5.625% 2/17/2024	EUR10,725	$8,826
Tunisia (Republic of) 5.75% 1/30/2025	USD8,645	5,692
Turkey (Republic of) 5.875% 6/26/2031	22,730	18,449
Turkey (Republic of) 6.00% 1/14/2041	16,795	12,133
Turkey (Republic of) 5.75% 5/11/2047	14,945	10,023
Ukraine 8.994% 2/1/2026[10]	5,771	1,324
Ukraine 7.75% 9/1/2029[10]	28,014	6,305
Ukraine 9.75% 11/1/2030[10]	6,200	1,371
Ukraine 7.375% 9/25/2034[10]	29,200	5,941
United Mexican States 4.125% 1/21/2026	4,977	4,929
United Mexican States 4.50% 4/22/2029	13,100	12,851
United Mexican States 4.75% 4/27/2032	10,480	10,120
United Mexican States 4.75% 3/8/2044	13,300	11,439
United Mexican States 3.75% 4/19/2071	10,285	6,931
United Mexican States, Series M, 7.50% 6/3/2027	MXN292,750	14,795
United Mexican States, Series M, 7.75% 5/29/2031	643,000	32,308
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD870	67
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	15,668	1,058
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	12,912	872
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[10]	1,162	107
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	18,851	1,744
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	4,062	386
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[10]	1,741	165
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[10]	870	84
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[10]	2,321	234
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	4,346	424
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[10]	1,449	146
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	1,448	141
		1,344,395
Corporate bonds, notes & loans 0.39% Energy 0.09%
Oleoducto Central SA 4.00% 7/14/2027[7]	3,450	3,070
Petrobras Global Finance Co. 6.85% 6/5/2115	4,340	3,767
Petróleos Mexicanos 6.875% 10/16/2025	8,000	8,022
Petróleos Mexicanos 6.875% 8/4/2026	8,024	7,873
Petróleos Mexicanos 6.49% 1/23/2027	6,488	6,101
Petróleos Mexicanos 8.75% 6/2/2029	6,550	6,387
PTT Exploration and Production PCL 2.993% 1/15/2030	2,068	1,839
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	8,300	5,956
		43,015
Financials 0.07%
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	7,517	6,613
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	12,885	10,604
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	8,300	7,246
Power Financial Corp., Ltd. 6.15% 12/6/2028	5,334	5,486
Power Financial Corp., Ltd. 4.50% 6/18/2029	2,959	2,766
Power Financial Corp., Ltd. 3.35% 5/16/2031	4,010	3,333
		36,048
New World Fund — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.05%	Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD5,926	$4,893
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,346
Arcos Dorados BV 6.125% 5/27/2029	6,375	6,266
MercadoLibre, Inc. 3.125% 1/14/2031	8,275	6,597
Sands China, Ltd. 4.875% 6/18/2030	2,675	2,440
		25,542
Materials 0.05%
Braskem Idesa SAPI 7.45% 11/15/2029	8,100	6,695
Braskem Idesa SAPI 7.45% 11/15/2029[7]	5,564	4,599
Braskem Idesa SAPI 6.99% 2/20/2032[7]	4,000	2,968
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[7]	7,555	6,968
		21,230
Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 8/19/2050	4,446	3,203
PLDT, Inc. 2.50% 1/23/2031	2,590	2,117
Tencent Holdings, Ltd. 3.975% 4/11/2029	6,300	5,974
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	7,100	4,900
		16,194
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[7]	4,520	4,084
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[7]	1,415	1,388
Mexico City Airport Trust 4.25% 10/31/2026	11,060	10,714
		16,186
Consumer staples 0.03%
MARB BondCo PLC 3.95% 1/29/2031[7]	7,700	6,075
Marfrig Global Foods SA 3.95% 1/29/2031	4,300	3,393
NBM US Holdings, Inc. 6.625% 8/6/2029[4]	6,150	5,990
		15,458
Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[7]	3,485	3,095
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	2,062	1,698
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	366
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[7]	3,679	2,920
State Grid Overseas Investment, Ltd. 3.50% 5/4/2027[7]	6,825	6,632
		14,711
Health care 0.01%
Rede D’Or Finance SARL 4.95% 1/17/2028	702	652
Rede D’Or Finance SARL 4.50% 1/22/2030	6,323	5,540
		6,192
Total corporate bonds, notes & loans		194,576
Total bonds, notes & other debt instruments (cost: $1,807,822,000)		1,538,971
Short-term securities 5.46% Money market investments 5.28%	Shares
Capital Group Central Cash Fund 4.46%[6,11]	26,182,999	2,618,038
New World Fund — Page 13 of 19

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.18%	Shares	Value (000)
Capital Group Central Cash Fund 4.46%[6,11,12]	538,254	$53,820
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[11,12]	9,400,000	9,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.23%[11,12]	9,400,000	9,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.14%[11,12]	3,400,000	3,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.30%[11,12]	2,654,593	2,655
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.07%[11,12]	2,500,000	2,500
Fidelity Investments Money Market Government Portfolio, Class I 4.20%[11,12]	2,500,000	2,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%[11,12]	2,500,000	2,500
		86,175
Total short-term securities (cost: $2,703,935,000)		2,704,213
Total investment securities 100.08% (cost: $38,010,685,000)		49,613,063
Other assets less liabilities (0.08)%		(37,641)
Net assets 100.00%		$49,575,422
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 1/31/2023 (000)
5 Year U.S. Treasury Note Futures	Short	1,428	March 2023	USD(155,998)	$(1,592)
10 Year Euro-Bund Futures	Short	160	March 2023	(23,799)	817
10 Year Ultra U.S. Treasury Note Futures	Short	653	March 2023	(79,146)	(1,449)
30 Year Ultra U.S. Treasury Bond Futures	Long	810	March 2023	114,818	5,297
					$3,073
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized depreciation at 1/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	15,356	EUR	14,276	Morgan Stanley	2/13/2023	$(176)
USD	23,566	EUR	21,864	Morgan Stanley	2/14/2023	(225)
						$(401)
New World Fund — Page 14 of 19

unaudited
Investments in affiliates6

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)
Common stocks 1.09%
Health care 1.00%
Max Healthcare Institute, Ltd.[1]	$372,684	$11,784	$—	$—	$(6,383)	$378,085	$—
Laurus Labs, Ltd.	152,173	4,047	—	—	(41,026)	115,194	268
						493,279
Materials 0.09%
Loma Negra Compania Industrial Argentina SA (ADR)	50,584	—	7,394	(6,335)	9,078	45,933	1,255
Real estate 0.00%
BR Malls Participacoes SA, ordinary nominative shares[13]	97,602	—	78,711	(26,702)	7,811	—	—
Total common stocks						539,212
Short-term securities 5.39%
Money market investments 5.28%
Capital Group Central Cash Fund 4.46%[11]	3,698,287	956,749	2,037,473	171	304	2,618,038	29,538
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.46%[11,12]	163,858		110,038[14]			53,820	—[15]
Total short-term securities						2,671,858
Total 6.48%				$(32,866)	$(30,216)	$3,211,070	$31,061
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[1,3]	5/26/2021	$69,742	$56,606.12%
QuintoAndar, Ltd., Series E-1, preferred shares[1,3]	12/20/2021	23,284	14,893.03
Getir BV, Series D, preferred shares[1,3]	5/27/2021	46,500	49,632.10
Canva, Inc.[1,3]	8/26/2021-11/4/2021	18,022	9,393.02
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	1,577	822.00
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	65	34.00
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	5	2.00
Canva, Inc., Series A-5, noncumulative preferred shares[1,3]	11/4/2021	3	2.00
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,923	5,990.01
Total		$165,121	$137,374.28%

New World Fund — Page 15 of 19

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $126,861,000, which represented .26% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $137,374,000, which represented .28% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $464,158,000, which represented .94% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 1/31/2023.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Affiliated issuer during the reporting period but no longer held at 1/31/2023.
[14]	Represents net activity.
[15]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued
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unaudited
based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $372,347,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $48,608,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2023 (dollars in thousands):
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unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,157,262	$3,013,888	$9,393	$7,180,543
Financials	1,066,552	5,614,919	—*	6,681,471
Health care	2,876,836	3,393,974	—	6,270,810
Consumer discretionary	1,814,598	3,850,331	—*	5,664,929
Industrials	1,777,804	3,734,647	—	5,512,451
Materials	2,914,424	1,308,241	—*	4,222,665
Consumer staples	930,030	2,016,861	—*	2,946,891
Communication services	1,436,013	1,292,659	—*	2,728,672
Energy	738,149	1,446,052	—*	2,184,201
Real estate	192,077	587,060	—	779,137
Utilities	202,682	545,159	—	747,841
Preferred securities	142,660	142,173	121,991	406,824
Rights & warrants	382	43,062	—	43,444
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,344,395	—	1,344,395
Corporate bonds, notes & loans	—	194,576	—	194,576
Short-term securities	2,704,213	—	—	2,704,213
Total	$20,953,682	$28,527,997	$131,384	$49,613,063

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,114	$—	$—	$6,114
Liabilities:
Unrealized depreciation on futures contracts	(3,041)	—	—	(3,041)
Unrealized depreciation on open forward currency contracts	—	(401)	—	(401)
Total	$3,073	$(401)	$—	$2,672
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CNY = Chinese yuan
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
NOK = Norwegian kroner
REIT = Real Estate Investment Trust
USD = U.S. dollars
ZAR = South African rand
New World Fund — Page 18 of 19

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-036-0323O-S89773
New World Fund — Page 19 of 19